497(e)
                                                                      333-160951

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 17, 2011 TO THE CURRENT PROSPECTUS FOR RETIREMENT CORNERSTONE(R) SERIES

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding the addition of the EQ/AllianceBernstein Dynamic Wealth Strategies variable investment option to your contract and to provide information regarding the investment objective change to the Rydex|SGI VT Managed Futures Strategy Fund.

The EQ/AllianceBernstein Dynamic Wealth Strategies variable investment option will be available as both a Guaranteed benefit variable investment option and a Non-Guaranteed benefit variable investment option on or about September 19, 2011. This variable investment option invests in the EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio, which is offered by EQ Advisors Trust. The Portfolio's objective is described below.

The investment objective change to the Rydex|SGI VT Managed Futures Strategy Fund took place on July 11, 2011. The new investment objective is described below.

Accordingly, please note the following updates to the Prospectus.

1. The variable investment option is added to the cover page of the Prospectus as follows:

           ------------------------------------------------------
           VARIABLE INVESTMENT OPTIONS
           ------------------------------------------------------
           o EQ/AllianceBernstein Dynamic Wealth Strategies
           ------------------------------------------------------

2. The following is added under the section "What are your investment options under the contract" in "Contract features and benefits":

           ------------------------------------------------------
           GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS
           ------------------------------------------------------
           AXA STRATEGIC ALLOCATION
           ------------------------------------------------------
           o GB EQ/AllianceBernstein Dynamic Wealth Strategies
           ------------------------------------------------------
           NON-GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS
           ------------------------------------------------------
           o EQ/AllianceBernstein Dynamic Wealth Strategies
           ------------------------------------------------------

3. The following information is added under "Portfolios of the Trusts" in "Contract features and benefits" in the Prospectus. The prospectus for the Trust contains other important information about the Portfolio. The prospectus should be read carefully before investing.


----------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 SHARE CLASS    OBJECTIVE                                 AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN DYNAMIC   Class IB       Seeks to achieve total return from        o AllianceBernstein L.P.
 WEALTH STRATEGIES                            long-term growth of capital and income.
----------------------------------------------------------------------------------------------------------------------------------

4. The following is added under the section "Custom Selection Rules (applicable to Guaranteed benefit account value only)" in "Contract features and benefits":

         CATEGORY 1 - AXA STRATEGIC ALLOCATION

         GB EQ/AllianceBernstein Dynamic Wealth Strategies


IM-25-08 (8/11)                                              Cat. #147337 (8/11)
RC (Series 1.0) IF/NB                                                     x03638

5. Effective July 11, 2011, the Portfolio's investment objective was changed. Accordingly, in the table under "Portfolios of the Trusts" in "Contract features and benefits", the investment objective for the Portfolio has been deleted in its entirety and replaced with the following:

----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
PORTFOLIO NAME                                          OBJECTIVE
----------------------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT MANAGED FUTURES STRATEGY FUND              Seeks to achieve positive absolute returns.
----------------------------------------------------------------------------------------------------------------------------------

     Security Global Investors, LLC, which operates under the name Security Global Investors, will continue to be the Sub-Adviser of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.




RETIREMENT CORNERSTONE(R) SERIES IS ISSUED BY AND IS A SERVICE MARK OF AXA EQUITABLE LIFE INSURANCE COMPANY (AXA EQUITABLE). CO-DISTRIBUTED BY AFFILIATES
   AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC. 1290 AVENUE OF THE AMERICAS,
                              NEW YORK, NY 10104.

   COPYRIGHT 2011 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                 (212) 554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 17, 2011 TO THE CURRENT PROSPECTUS FOR RETIREMENT CORNERSTONE(R) SERIES

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding the addition of the EQ/AllianceBernstein Dynamic Wealth Strategies variable investment option to your contract and to provide information regarding the investment objective change to the Rydex|SGI VT Managed Futures Strategy Fund.

The EQ/AllianceBernstein Dynamic Wealth Strategies variable investment option will be available as a Protection with Investment Performance variable investment option on or about September 19, 2011. Currently, this investment option is available as an Investment Performance variable investment option. This variable investment option invests in the EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio, which is offered by EQ Advisors Trust.

The investment objective change to the Rydex|SGI VT Managed Futures Strategy Fund took place on July 11, 2011. The new investment objective is described below.

Accordingly, please note the following updates to the Prospectus.


1. The following is added under the section "What are your investment options under the contract" in "Contract features and benefits":

        -------------------------------------------------------------------
        PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTION
        -------------------------------------------------------------------
        AXA STRATEGIC ALLOCATION
        -------------------------------------------------------------------
        o EQ/AllianceBernstein Dynamic Wealth Strategies
        -------------------------------------------------------------------

2. The following is added under the section "Custom Selection Rules (applicable to your Protection with Investment Performance account only)" in "Contract features and benefits":

     CATEGORY 1 - AXA STRATEGIC ALLOCATION

     EQ/AllianceBernstein Dynamic Wealth Strategies

3. Effective July 11, 2011, the Portfolio's investment objective was changed. Accordingly, in the table under "Portfolios of the Trusts" in "Contract features and benefits", the investment objective for the Portfolio has been deleted in its entirety and replaced with the following:

-------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
PORTFOLIO NAME                               OBJECTIVE
-------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT MANAGED FUTURES STRATEGY FUND   Seeks to achieve positive absolute returns.
-------------------------------------------------------------------------------------------------------------------

     Security Global Investors, LLC, which operates under the name Security Global Investors, will continue to be the Sub-Adviser of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.



RETIREMENT CORNERSTONE(R) SERIES IS ISSUED BY AND IS A SERVICE MARK OF AXA EQUITABLE LIFE INSURANCE COMPANY (AXA EQUITABLE). CO-DISTRIBUTED BY AFFILIATES
   AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC. 1290 AVENUE OF THE AMERICAS,
                              NEW YORK, NY 10104.

   COPYRIGHT 2011 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                 (212) 554-1234

IM-26-08 (8/11)                                              Cat. #147338 (8/11)
RC (Series 11.0) IF/NB                                                    x03640

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 17, 2011 TO THE CURRENT PROSPECTUS FOR RETIREMENT CORNERSTONE(R) SERIES ADV

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding the addition of the EQ/AllianceBernstein Dynamic Wealth Strategies variable investment option to your contract and to provide information regarding the investment objective change to the Rydex|SGI VT Managed Futures Strategy Fund.

The EQ/AllianceBernstein Dynamic Wealth Strategies variable investment option will be available as both a Protection with Investment Performance variable investment option and Investment Performance variable investment option on or about September 19, 2011. This variable investment option invests in the EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio, which is offered by EQ Advisors Trust. The Portfolio's objective is described below.

The investment objective change to the Rydex|SGI VT Managed Futures Strategy Fund took place on July 11, 2011. The new investment objective is described below.

Accordingly, please note the following updates to the Prospectus.

1. The variable investment option is added to the cover page of the Prospectus as follows:

           ---------------------------------------------------------------------
           VARIABLE INVESTMENT OPTIONS
           ---------------------------------------------------------------------
           EQ ADVISORS TRUST
           ---------------------------------------------------------------------
           o EQ/AllianceBernstein Dynamic Wealth Strategies
           ---------------------------------------------------------------------

2. The following is added under the section "What are your investment options under the contract" in "Contract features and benefits".

           ---------------------------------------------------------------------
           PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS
           ---------------------------------------------------------------------
           AXA STRATEGIC ALLOCATION
           ---------------------------------------------------------------------
           o EQ/AllianceBernstein Dynamic Wealth Strategies
           ---------------------------------------------------------------------
           INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS
           ---------------------------------------------------------------------
           o EQ/AllianceBernstein Dynamic Wealth Strategies
           ---------------------------------------------------------------------

3. The following information is added under "Portfolios of the Trusts" in "Contract features and benefits" in the Prospectus. The prospectus for the Trust contains other important information about the Portfolio. The prospectus should be read carefully before investing.



----------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 SHARE CLASS    OBJECTIVE                                 AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN DYNAMIC   Class IB       Seeks to achieve total return from        o AllianceBernstein L.P.
 WEALTH STRATEGIES                            long-term growth of capital and income.
----------------------------------------------------------------------------------------------------------------------------------


4. The following is added under the section "Custom Selection Rules (applicable to your Protection with Investment Performance account only)" in "Contract features and benefits":

           CATEGORY 1 - AXA STRATEGIC ALLOCATION

           EQ/AllianceBernstein Dynamic Wealth Strategies

IM-27-08 (8/11)                                              Cat. #147339 (8/11)
RC (Series ADV) IF/NB                                                     x03641

5. Effective July 11, 2011, the Portfolio's investment objective was changed. Accordingly, in the table under "Portfolios of the Trusts" in "Contract features and benefits", the investment objective for the Portfolio has been deleted in its entirety and replaced with the following:

----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
PORTFOLIO NAME                                          OBJECTIVE
----------------------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT MANAGED FUTURES STRATEGY FUND              Seeks to achieve positive absolute returns.
----------------------------------------------------------------------------------------------------------------------------------

     Security Global Investors, LLC, which operates under the name Security Global Investors, will continue to be the Sub-Adviser of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.





RETIREMENT CORNERSTONE(R) SERIES ADV IS ISSUED BY AND IS A SERVICE MARK OF AXA EQUITABLE LIFE INSURANCE COMPANY (AXA EQUITABLE). CO-DISTRIBUTED BY AFFILIATES
   AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC. 1290 AVENUE OF THE AMERICAS,
                              NEW YORK, NY 10104.

   COPYRIGHT 2011 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                 (212) 554-1234

2